Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	$ 3,760	$ 0	$ 3,760	$ 0
Cost of product sales	(121)	0	(121)	0
Research and development expenses	(39,533)	(25,950)	(78,705)	(61,325)
Selling and marketing expenses	(15,221)	(4,004)	(29,132)	(6,632)
General and administrative expenses	(19,367)	(14,995)	(36,949)	(20,877)
Total operating expense	(74,242)	(44,949)	(144,907)	(88,834)
Loss from operations	(70,482)	(44,949)	(141,147)	(88,834)
Other income (expense)
Other income	199	130	393	278
Convertible loans, derivatives, change in fair value income (expense)	2,053	(79,261)	23,222	(79,261)
Borrowings, Deferred Financing Costs	148	1,571	148	1,571
Share of results with joint venture	(1,169)	0	(1,696)	0
Financial income	15	195	30	569
Financial expense	(2,555)	(897)	(4,555)	(939)
Exchange differences (loss) income	(242)	(100)	152	(71)
Total other (expense) income	(1,847)	(81,504)	17,398	(80,995)
Loss before taxes	(72,329)	(126,453)	(123,749)	(169,829)
Income tax expense	(240)	(104)	(347)	(204)
Net loss	(72,569)	(126,557)	(124,096)	(170,033)
Net loss attributable to:
Owners of the parent	$ (72,569)	$ (126,557)	$ (124,096)	$ (170,033)
Net loss per share
Net loss per share, basic and diluted (in USD per share)	$ (0.95)	$ (2.01)	$ (1.62)	$ (2.97)